Selected Statements of Profit or Loss Data	12 Months Ended
Dec. 31, 2025
Selected Statements of Profit or Loss Data [Abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 20 - SELECTED STATEMENTS OF PROFIT OR LOSS DATA

A.	NET INTEREST INCOME FROM USERS:

	Year ended December 31,
	2025	2024	2023

Net interest income - users’ leveraged positions	130,764	111,028	95,119
Net interest income - users’ funds	82,651	86,150	62,120
	213,415	197,178	157,239

B.	REVENUE FROM CRYPTOASSETS:

	Year ended December 31,
	2025	2024	2023
Revenue from sale of cryptoassets	12,937,698	12,126,307	3,415,631
Revenue from staking	32,908	18,097	8,325
Revenue from blockchain rewards	4,472	2,925	7,318
	12,975,078	12,147,329	3,431,274

For the years ended December 31, 2025 and 2024, no single user accounted for 10% or more of the Group’s consolidated income. The Company’s management does not report or analyse income on a customer or country level as trading costs of revenues are managed in a centralized manner. Accordingly, the disclosure in respect of geographic information of income by customer or country is impracticable to provide as the necessary information is not available.

C.	COST OF REVENUE FROM CRYPTOASSETS:

	Year ended December 31,
	2025	2024	2023
Cost of sale from cryptoassets	12,899,647	11,802,307	3,295,907
Cost of distribution of staking	22,784	11,968	6,381
Cost of distribution of blockchain rewards	2,611	1,449	1,352
Change in fair value of cryptoassets held, net	6,967	468	270
	12,932,009	11,816,192	3,303,910

D.	RESEARCH AND DEVELOPMENT EXPENSE:
	Year ended December 31,
	2025	2024	2023

Payroll and related	91,640	80,567	77,836
Professional services	7,019	5,963	6,033
Hosting services	45,791	36,684	37,073
Depreciation	2,030	2,230	2,083
Office and communication	1,335	1,894	1,735
Other	3,432	3,733	4,190
	151,247	131,071	128,950

E.	SELLING AND MARKETING EXPENSE:
	Year ended December 31,
	2025	2024	2023

Payroll and related	25,486	25,575	27,992
Marketing costs (*)	176,148	147,090	116,135
Office and communication	1,061	976	1,270
Depreciation	2,335	2,062	1,776
Other	3,641	2,662	2,189
	208,671	178,365	149,362

(*)	Includes user acquisition costs, advertising, and marketing programs.
F.	GENERAL, ADMINISTRATIVE AND OPERATING EXPENSE:

	Year ended December 31,
	2025	2024	2023

Payroll and related	92,526	101,614	138,905
Payment processing fees	41,936	43,317	35,376
Professional services	58,404	47,452	41,639
Office and communication	2,130	2,058	3,400
Tools and data services	7,660	8,161	9,228
Depreciation	8,608	6,965	8,336
Transaction-related costs	10,891	1,281	-
Other	21,481	17,156	9,611
	243,636	228,004	246,495

G.	FINANCE AND OTHER EXPENSE, NET:

	Year ended December 31,
	2025	2024	2023

Loans	1,363	696	1,117
Lease liability	2,358	1,806	1,750
Exchange rate differences, net	1,015	5,092	(3,750)
Revaluation of derivatives, net	4,577	(4,808)	3,739
Other expenses, net	377	344	55
Bank charges	1,742	1,512	978
	11,432	4,642	3,889